ASSETS HELD FOR SALE - Narrative (Details) € in Millions, £ in Millions, $ in Millions, ₨ in Billions	2 Months Ended		3 Months Ended
	Feb. 26, 2026 USD ($)	Feb. 26, 2026 GBP (£)	Dec. 31, 2025 USD ($) MW	Dec. 31, 2025 EUR (€)	Sep. 30, 2025 USD ($) MW	Mar. 31, 2025 INR (₨) MW	Mar. 31, 2025 USD ($) MW	Feb. 27, 2026 MW	Feb. 27, 2026 GW
Disclosure of analysis of single amount of discontinued operations [line items]
Hydro power capacity | MW			833		45
Proceeds, net of transaction costs					$ 9
Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs	$ 316
633 MW India Wind And Solar Assets Portfolio
Disclosure of analysis of single amount of discontinued operations [line items]
Hydro power capacity | MW						633	633
Proceeds, net of transaction costs						₨ 2.7	$ 30
Revaluation surplus			$ 10
45 MW U.S. Hydroelectric Asset
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs					51
Revaluation surplus			24
833 MW U.S. Solor Asset
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs			115
Revaluation surplus			$ 46
200 MW Distributed Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Hydro power capacity | MW			200
Proceeds, net of transaction costs			$ 136
Ownership interest distributed			100.00%	100.00%
2.3 MW Operating Wind Assets In United State
Disclosure of analysis of single amount of discontinued operations [line items]
Revaluation surplus			$ 20
2.3 MW Operating Wind Assets In United State | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Hydro power capacity								2.3	2.3
Proceeds, net of transaction costs	316
73 MW Operating Wind Assets In United State
Disclosure of analysis of single amount of discontinued operations [line items]
Revaluation surplus			$ 4
73 MW Operating Wind Assets In United State | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Hydro power capacity | MW								73
Proceeds, net of transaction costs	21	£ 16
U.K. Distributed Generation Joint Venture
Disclosure of analysis of single amount of discontinued operations [line items]
Ownership interest acquired			16.00%	16.00%
Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs					45
Brookfield Renewable and Institutional Partners | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs	1,300
Brookfield Renewable and Institutional Partners | 633 MW India Wind And Solar Assets Portfolio
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs						₨ 10.6	$ 120
Revaluation surplus			$ 40
Brookfield Renewable and Institutional Partners | 45 MW U.S. Hydroelectric Asset
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs					$ 125
Revaluation surplus			64
Brookfield Renewable and Institutional Partners | 833 MW U.S. Solor Asset
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs			412
Revaluation surplus			184
Brookfield Renewable and Institutional Partners | 200 MW Distributed Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs | €				€ 116
Brookfield Renewable and Institutional Partners | 2.3 MW Operating Wind Assets In United State
Disclosure of analysis of single amount of discontinued operations [line items]
Revaluation surplus			87
Brookfield Renewable and Institutional Partners | 2.3 MW Operating Wind Assets In United State | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs	1,300
Brookfield Renewable and Institutional Partners | 73 MW Operating Wind Assets In United State
Disclosure of analysis of single amount of discontinued operations [line items]
Revaluation surplus			$ 15
Brookfield Renewable and Institutional Partners | 73 MW Operating Wind Assets In United State | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs	$ 82	£ 61